FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2023
FINANCIAL INCOME AND EXPENSES
FINANCIAL INCOME AND EXPENSES

28  – FINANCIAL INCOME AND EXPENSES

Financial income and costs are detailed as follows:

a)    Financial income

	01.01.2023	01.01.2022	01.01.2021
Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Interest income	25,791,172	32,388,801	2,196,886
Ipiranga purchase warranty restatement	47,032	39,509	11,290
From PIS credit and COFINS (1)	—	2,054,586	1,312,930
Other financial income	5,557,963	5,239,514	4,270,763
Total	31,396,167	39,722,410	7,791,869
(1)	See Note 6 for more information on recovery.

b)    Financial expenses

	01.01.2023	01.01.2022	01.01.2021
Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Bond interest	(53,148,503)	(51,863,601)	(48,624,062)
Bank loan interest	(4,510,379)	(1,782,972)	(267,012)
Lease interest	(2,616,945)	(2,092,868)	(1,816,506)
Other financial costs	(5,012,525)	(3,808,512)	(2,284,876)
Total	(65,288,352)	(59,547,953)	(52,992,456)